Shareholders' Equity (Details) - Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term [Abstract]
Shares, As of beginning balance	4,651,000	668,000
Weighted average of exercise price, As of beginning balance	R$ 6.01	R$ 6.7
Weighted average of remaining contractual term, As of beginning balance		2 years 5 months 1 day
Shares, Granted in the year	2,780,000	4,087,000
Weighted average of exercise price, Granted in the year	R$ 5.92	R$ 5.9
Shares, Cancelled in the year	(32,000)
Weighted average of exercise price, Cancelled in the year	R$ 5.97
Shares, Exercised in the year	(413,000)	(104,000)
Weighted average of exercise price	R$ 5.97	R$ 6.01
Shares, Outstanding at year end	6,986,000	4,651,000
Weighted average of exercise price, Outstanding at year end	R$ 5.97	R$ 6.01
Weighted average of remaining contractual term, Outstanding at year end	1 year 8 months 23 days	2 years 3 months 10 days
Shares, Total to be exercised as of ending balance	6,986,000	4,651,000
Weighted average of exercise price, Total to be exercised as of ending balance	R$ 5.97	R$ 6.01
Weighted average of remaining contractual term, Total to be exercised as of ending balance	1 year 8 months 23 days	2 years 3 months 10 days